UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-05848

The Gabelli Value Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Value Fund Inc.	Christopher J. Marangi Portfolio Manager
Semiannual Report — June 30, 2013

Morningstar® rated The Gabelli Value Fund Inc. Class AAA Shares 4 stars overall, 4 stars for the three and five year periods, and 3 stars for the ten year period ended
June 30, 2013 among 1,381, 1,381, 1,254, and 774 Large Blend funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) per Class A Share of The Gabelli Value Fund Inc. increased 14.0% compared with increases of 13.8% and 15.2% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (9/29/89)
Class A (GABVX)	14.04%	26.03%	9.50%	8.48%	10.89%
With sales charge (b)	7.48	18.78	8.21	7.84	10.61
S&P 500 Index	13.82	20.60	7.01	7.30	8.95
Dow Jones Industrial Average	15.22	18.82	8.61	7.92	10.17
Nasdaq Composite Index	13.41	17.87	9.47	8.83	8.66
Class AAA (GVCAX)	14.07	26.06	9.51	8.49	10.89
Class C (GVCCX)	13.69	25.16	8.68	7.68	10.43
With contingent deferred sales charge (c)	12.69	24.16	8.68	7.68	10.43
Class I (GVCIX)	14.26	26.33	9.79	8.64	10.96

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.42%, 1.42%, 2.17%, and 1.17%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)    Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class AAA Shares and Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)    Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)    Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Value Fund Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Value Fund Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,140.70	1.41%	$ 7.48
Class A	$1,000.00	$1,140.40	1.41%	$ 7.48
Class C	$1,000.00	$1,136.90	2.16%	$11.44
Class I	$1,000.00	$1,142.60	1.16%	$ 6.16
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.80	1.41%	$ 7.05
Class A	$1,000.00	$1,017.80	1.41%	$ 7.05
Class C	$1,000.00	$1,014.08	2.16%	$10.79
Class I	$1,000.00	$1,019.04	1.16%	$ 5.81

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

The Gabelli Value Fund Inc.

Entertainment	13.9%
Cable and Satellite	12.3%
Food and Beverage	7.1%
Broadcasting	5.7%
Diversified Industrial	5.6%
Financial Services	5.6%
Consumer Products	4.5%
Energy and Utilities	3.6%
Equipment and Supplies	2.9%
Consumer Services	2.7%
Aerospace	2.7%
Metals and Mining	2.5%
Publishing	2.4%
U.S. Government Obligations	2.4%
Business Services	2.2%
Automotive: Parts and Accessories	1.9%
Telecommunications	1.9%

Environmental Services	1.8%
Machinery	1.7%
Hotels and Gaming	1.5%
Retail	1.1%
Automotive	1.0%
Aviation: Parts and Services	1.0%
Electronics	0.8%
Health Care	0.7%
Computer Software and Services	0.7%
Wireless Communications	0.6%
Specialty Chemicals	0.6%
Real Estate	0.6%
Communications Equipment	0.4%
Other Assets and Liabilities (Net)	7.6%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value Fund Inc.

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 90.0%
	Aerospace — 2.7%
125,000	Exelis Inc.	$1,299,884	$1,723,750
920,000	Rolls-Royce Holdings plc	6,481,183	15,867,861
109,480,000	Rolls-Royce Holdings plc, Cl. C†(a)	167,347	166,515

		7,948,414	17,758,126

	Automotive — 1.0%
54,000	Fiat Industrial SpA	525,492	602,023
180,000	Ford Motor Co.	2,312,025	2,784,600
120,000	Navistar International Corp.†	3,798,835	3,331,200

		6,636,352	6,717,823

	Automotive: Parts and Accessories — 1.9%
38,000	China Yuchai International Ltd.	300,576	669,940
140,000	Genuine Parts Co.	3,658,888	10,929,800
25,000	Tenneco Inc.†	828,780	1,132,000

		4,788,244	12,731,740

	Aviation: Parts and Services — 1.0%
111,477	BBA Aviation plc	222,905	474,915
29,000	Curtiss-Wright Corp.	601,942	1,074,740
296,000	GenCorp Inc.†	2,236,460	4,812,960

		3,061,307	6,362,615

	Broadcasting — 5.7%
583,000	CBS Corp., Cl. A, Voting	11,440,805	28,456,230
72,000	Liberty Media Corp., Cl. A†	1,011,513	9,126,720

		12,452,318	37,582,950

	Business Services — 2.2%
45,000	Ascent Capital Group Inc., Cl. A†	1,175,027	3,513,150
41,000	Blucora Inc.†	633,394	760,140
65,000	Clear Channel Outdoor Holdings Inc., Cl. A†	105,858	484,900
51,000	Fidelity National Information Services Inc.	1,128,657	2,184,840
125,000	Internap Network Services Corp.†	757,047	1,033,750
43,000	Macquarie Infrastructure Co. LLC	1,501,251	2,298,350
5,100	MasterCard Inc., Cl. A	1,107,728	2,929,950
40,000	The Brink’s Co.	1,119,960	1,020,400

		7,528,922	14,225,480

	Cable and Satellite — 12.3%
213,500	AMC Networks Inc., Cl. A†	676,421	13,965,035
784,000	Cablevision Systems Corp., Cl. A	1,796,492	13,186,880
125,000	Comcast Corp., Cl. A, Special	2,362,986	4,958,750
250,000	DIRECTV†	3,850,178	15,405,000
153,000	DISH Network Corp., Cl. A	2,921,499	6,505,560
90,000	EchoStar Corp., Cl. A†	2,278,271	3,519,900
37,000	Intelsat SA†	726,808	740,000
137,000	Liberty Global plc, Cl. A†	2,547,693	10,148,960

Shares		Cost	Market Value

182,000	Rogers Communications Inc., Cl. B	$1,017,319	$7,134,400
80,000	Scripps Networks Interactive Inc., Cl. A	2,642,710	5,340,800

		20,820,377	80,905,285

	Communications Equipment — 0.4%
50,000	Corning Inc.	608,170	711,500
34,000	Loral Space & Communications Inc.	1,568,232	2,039,320

		2,176,402	2,750,820

	Computer Software and Services — 0.7%
70,000	EarthLink Inc.	473,408	434,700
32,000	eBay Inc.†	790,098	1,655,040
45,000	RealD Inc.†	481,287	625,500
75,000	Yahoo! Inc.†	1,251,039	1,883,250

		2,995,832	4,598,490

	Consumer Products — 4.5%
16,000	Avon Products Inc.	285,884	336,480
75,000	Blyth Inc.	1,419,405	1,047,000
13,000	Coty Inc., Cl. A†	221,355	223,340
52,000	Energizer Holdings Inc.	1,266,174	5,226,520
566	Givaudan SA	161,059	730,458
200	National Presto Industries Inc.	5,966	14,406
610,000	Swedish Match AB	9,321,932	21,658,043
1,000	The Estee Lauder Companies Inc., Cl. A	33,385	65,770

		12,715,160	29,302,017

	Consumer Services — 2.7%
247,000	Liberty Interactive Corp., Cl. A†	3,501,477	5,683,470
21,635	Liberty Ventures, Cl. A†	876,809	1,839,191
31,000	Outerwall Inc.†	1,465,079	1,818,770
202,000	Rollins Inc.	662,012	5,231,800
81,000	The ADT Corp.	2,512,615	3,227,850

		9,017,992	17,801,081

	Diversified Industrial — 5.6%
41,000	Ampco-Pittsburgh Corp.	205,014	769,570
124,000	Crane Co.	3,246,309	7,430,080
5,000	Eaton Corp. plc	259,528	329,050
58,000	Fortune Brands Home & Security Inc.	731,924	2,246,920
10,000	Gardner Denver Inc.	750,300	751,800
68,000	Griffon Corp.	733,353	765,000
226,000	Honeywell International Inc.	6,190,230	17,930,840
62,000	ITT Corp.	1,088,182	1,823,420
89,000	Katy Industries Inc.†	152,500	63,235
6,000	Precision Castparts Corp.	738,419	1,356,060
104,000	Tyco International Ltd.	1,993,013	3,426,800

		16,088,772	36,892,775

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Electronics — 0.8%
157,000	Texas Instruments Inc.	$3,568,978	$5,474,590

	Energy and Utilities — 3.6%
2,000	Chevron Corp.	$135,096	236,680
75,000	ConocoPhillips	1,467,142	4,537,500
26,000	CONSOL Energy Inc.	1,069,192	704,600
200,000	GenOn Energy Inc., Escrow†	0	0
239,000	National Fuel Gas Co.	10,655,531	13,850,050
7,300	Occidental Petroleum Corp.	567,572	651,379
32,000	Phillips 66	370,157	1,885,120
23,000	Southwest Gas Corp.	608,479	1,076,170
55,000	Weatherford International Ltd.†	877,785	753,500

		15,750,954	23,694,999

	Entertainment — 13.9%
37,000	Discovery Communications Inc., Cl. A†	537,456	2,856,770
84,500	Discovery Communications Inc., Cl. C†	1,204,930	5,886,270
50,000	Dover Motorsports Inc.	197,844	108,000
228,000	Grupo Televisa SAB, ADR	2,146,345	5,663,520
76,000	Starz, Cl. A†	143,781	1,679,600
271,000	The Madison Square Garden Co., Cl. A†	1,145,757	16,056,750
120,000	Time Warner Inc.	3,456,709	6,938,400
716,000	Viacom Inc., Cl. A	22,217,940	49,003,040
180,000	Vivendi SA	2,628,349	3,409,002

		33,679,111	91,601,352

	Environmental Services — 1.8%
38,000	Progressive Waste Solutions Ltd.	758,846	817,380
280,000	Republic Services Inc.	3,772,509	9,503,200
30,000	Waste Management Inc.	897,861	1,209,900

		5,429,216	11,530,480

	Equipment and Supplies — 2.9%
138,000	CIRCOR International Inc.	1,731,208	7,018,680
120,000	Flowserve Corp.	557,235	6,481,200
51,000	Gerber Scientific Inc., Escrow†	0	510
9,000	Graco Inc.	506,853	568,890
80,000	GrafTech International Ltd.†	841,379	582,400
25,000	Sealed Air Corp.	372,835	598,750
88,000	Watts Water Technologies Inc., Cl. A	1,237,166	3,989,920

		5,246,676	19,240,350

	Financial Services — 5.6%
222,000	American Express Co.	5,926,074	16,596,720
72,000	H&R Block Inc.	1,208,334	1,998,000
7,000	Interactive Brokers Group Inc., Cl. A	103,603	111,790
27,000	JPMorgan Chase & Co.	1,092,710	1,425,330

Shares		Cost	Market Value

80,000	Kinnevik Investment AB, Cl. B	$1,506,627	$2,050,670
64,000	Legg Mason Inc.	1,628,217	1,984,640
23,000	Loews Corp.	937,316	1,021,200
13,000	Morgan Stanley	329,939	317,590
30,000	SLM Corp.	355,829	685,800
19,000	State Street Corp.	867,339	1,238,990
20,000	Steel Excel Inc.†	586,331	580,000
102,000	The Bank of New York Mellon Corp.	2,842,395	2,861,100
3,800	The Goldman Sachs Group Inc.	453,865	574,750
14,000	The PNC Financial Services Group Inc.	868,578	1,020,880
99,000	Wells Fargo & Co.	3,048,243	4,085,730

		21,755,400	36,553,190

	Food and Beverage — 7.1%
89,000	Beam Inc.	4,158,630	5,616,790
170,000	D.E Master Blenders 1753 NV†	1,975,638	2,721,735
54,000	Davide Campari - Milano SpA	254,633	391,157
147,000	Diageo plc, ADR	5,692,415	16,897,650
55,000	Dr Pepper Snapple Group Inc.	1,458,382	2,526,150
70,000	Fomento Economico Mexicano SAB de CV, ADR	862,699	7,223,300
99,000	Hillshire Brands Co.	3,014,742	3,274,920
6,000	John Bean Technologies Corp.	87,400	126,060
22,000	Kerry Group plc, Cl. A	256,795	1,205,581
10,000	Kikkoman Corp.	106,788	166,364
13,000	Kraft Foods Group Inc.	410,607	726,310
93,000	Mondelez International Inc., Cl. A	2,056,250	2,653,290
4,000	Nestlé SA	227,114	262,347
4,000	PepsiCo Inc.	289,160	327,160
12,000	Pernod-Ricard SA	886,247	1,330,643
14,000	Remy Cointreau SA	825,768	1,485,539

		22,563,268	46,934,996

	Health Care — 0.7%
14,500	Chemed Corp.	821,323	1,050,235
30,000	Covidien plc	1,238,595	1,885,200
20,000	Endo Health Solutions Inc.†	617,993	735,800
10,000	Life Technologies Corp.†	735,450	740,100
11,000	Zoetis Inc.	286,000	339,790

		3,699,361	4,751,125

	Hotels and Gaming — 1.5%
13,000	Accor SA	450,008	457,469
20,000	Dover Downs Gaming & Entertainment Inc.	118,442	31,000
25,000	International Game Technology	364,423	417,750
335,000	Ladbrokes plc	1,750,361	1,018,533
40,000	Las Vegas Sands Corp.	1,062,527	2,117,200
34,000	MGM Resorts International†	426,149	502,520

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
132,000	Ryman Hospitality Properties Inc.	$3,725,368	$5,149,320

		7,897,278	9,693,792

	Machinery — 1.7%
48,000	CNH Global NV	978,159	1,999,680
52,000	Deere & Co.	1,125,349	4,225,000
125,000	Xylem Inc.	3,070,752	3,367,500
34,000	Zebra Technologies Corp., Cl. A†	919,421	1,476,960

		6,093,681	11,069,140

	Metals and Mining — 2.5%
145,000	Barrick Gold Corp.	3,627,880	2,282,300
30,000	Freeport-McMoRan Copper & Gold Inc.	500,054	828,300
90,000	Kinross Gold Corp.	734,770	459,000
14,000(b)	Labrador Iron Ore Royalty Corp.	458,980	393,230
36,000	Materion Corp.	854,653	975,240
391,000	Newmont Mining Corp.	7,864,540	11,710,450

		14,040,877	16,648,520

	Publishing — 2.4%
245,000	Media General Inc., Cl. A†	4,020,329	2,702,350
31,000	Meredith Corp.	631,843	1,478,700
270,000	News Corp., Cl. A	3,907,055	8,802,000
72,000	News Corp., Cl. B	2,055,412	2,363,040
24,000	News Corp., Cl. B, New York	373,384	369,120
6,000	Nielsen Holdings NV	175,295	201,540

		11,163,318	15,916,750

	Real Estate — 0.6%
132,000	Griffin Land & Nurseries Inc.	1,584,503	3,764,640

	Retail — 1.1%
11,000	Bed Bath & Beyond Inc.†	729,843	779,900
3,000	CST Brands Inc.†	89,738	92,430
40,000	CVS Caremark Corp.	1,366,949	2,287,200
20,000	HSN Inc.	531,520	1,074,400
50,000	Ingles Markets Inc., Cl. A	572,181	1,262,500
20,000	Safeway Inc.	388,300	473,200
15,000	The Home Depot Inc.	457,535	1,162,050

		4,136,066	7,131,680

	Specialty Chemicals — 0.6%
13,500	Airgas Inc.	893,974	1,288,710
115,000	Ferro Corp.†	795,410	799,250
14,000	FMC Corp.	320,954	854,840

Shares		Cost	Market Value

14,000	International Flavors & Fragrances Inc.	$611,175	$ 1,052,240

		2,621,513	3,995,040

	Telecommunications — 1.9%
360,000	Cincinnati Bell Inc.†	1,212,939	1,101,600
240,000	Sprint Nextel Corp.†	1,045,013	1,684,800
390,000	Telephone & Data Systems Inc.	7,891,570	9,613,500

		10,149,522	12,399,900

	Wireless Communications — 0.6%
10,000	NII Holdings Inc.†	81,966	66,700
60,000	United States Cellular Corp.	2,748,540	2,201,400
70,000	Vodafone Group plc, ADR	1,833,112	2,011,800

		4,663,618	4,279,900

	TOTAL COMMON STOCKS	280,273,432	592,309,646

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$15,785,000	U.S. Treasury Bills, 0.040% to 0.090%††, 08/22/13 to 12/19/13	15,782,205	15,782,501

	TOTAL INVESTMENTS — 92.4%	$296,055,637	608,092,147

	Other Assets and Liabilities (Net) — 7.6%		50,191,009

	NET ASSETS — 100.0%		$658,283,156

(a)

At June 30, 2013, the Fund held an investment in a restricted and illiquid security amounting to $166,515 and 0.03% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
109,480,000	Rolls-Royce Holdings plc, Cl. C	04/24/13	$167,347	$0.0015

(b)	Denoted in units.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $296,055,637)	$608,092,147
Cash	971
Receivable for Fund shares sold	50,382,701
Receivable for investments sold	710,245
Dividends receivable	968,473
Prepaid expenses	45,842

Total Assets	660,200,379

Liabilities:
Payable for Fund shares redeemed	322,743
Payable for investments purchased	816,405
Payable for investment advisory fees	496,426
Payable for distribution fees	127,712
Payable for accounting fees	7,500
Other accrued expenses	146,437

Total Liabilities	1,917,223

Net Assets
(applicable to 37,988,231 shares outstanding)	$658,283,156

Net Assets Consist of:
Paid-in capital	$338,345,415
Accumulated net investment income	1,353,700
Accumulated net realized gain on investments and foreign currency transactions	6,547,635
Net unrealized appreciation on investments	312,036,510
Net unrealized depreciation on foreign currency translations	(104)

Net Assets	$658,283,156

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,336,093 ÷ 192,281 shares outstanding; 50,000,000 shares authorized)	$17.35

Class A:
Net Asset Value and redemption price per share ($562,339,879 ÷ 32,353,335 shares outstanding; 100,000,000 shares authorized)	$17.38

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.44

Class C:
Net Asset Value and offering price per share ($14,116,064 ÷ 928,928 shares outstanding; 50,000,000 shares authorized)	$15.20	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($78,491,120 ÷ 4,513,687 shares outstanding; 50,000,000 shares authorized)	$17.39

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $187,701)	$5,456,763
Interest	4,270

Total Investment Income	5,461,033

Expenses:
Investment advisory fees	2,928,759
Distribution fees - Class AAA	2,837
Distribution fees - Class A	684,232
Distribution fees - Class B	472
Distribution fees - Class C	56,945
Shareholder services fees	212,807
Shareholder communications expenses	65,370
Custodian fees	39,379
Directors’ fees	38,064
Legal and audit fees	34,565
Registration expenses	28,632
Accounting fees	22,500
Interest expense	380
Miscellaneous expenses	23,203

Total Expenses	4,138,145

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(15,402)

Net Expenses	4,122,743

Net Investment Income	1,338,290

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	13,841,073
Net realized loss on foreign currency transactions	(1,238)

Net realized gain on investments and foreign currency transactions	13,839,835

Net change in unrealized appreciation/depreciation:
on investments	59,990,694
on foreign currency translations	(806)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	59,989,888

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	73,829,723

Net Increase in Net Assets Resulting from Operations	$75,168,013

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$1,338,290	$4,366,321
Net realized gain on investments and foreign currency transactions	13,839,835	28,796,367
Net change in unrealized appreciation on investments and foreign currency translations	59,989,888	47,343,087

Net Increase in Net Assets Resulting from Operations	75,168,013	80,505,775

Distributions to Shareholders:
Net investment income
Class AAA	—	(10,039)
Class A	—	(4,086,739)
Class C	—	(23,827)
Class I	—	(223,510)

	—	(4,344,115)

Net realized gain
Class AAA	—	(61,140)
Class A	—	(26,498,049)
Class B	—	(9,662)
Class C	—	(534,094)
Class I	—	(1,117,552)

	—	(28,220,497)

Total Distributions to Shareholders	—	(32,564,612)

Capital Share Transactions:
Class AAA	1,935,636	489,781
Class A	(1,236,471)	(32,559,337)
Class B*	(1,221,000)	(531,574)
Class C	3,904,485	444,913
Class I	54,498,706	11,425,616

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	57,881,356	(20,730,601)

Redemption Fees	1,829	1,511

Net Increase in Net Assets	133,051,198	27,212,073
Net Assets:
Beginning of period	525,231,958	498,019,885

End of period (including undistributed net investment income of $1,353,700 and $15,410, respectively)	$658,283,156	$525,231,958

*	Class B Shares were fully redeemed and closed on April 26, 2013.

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets / Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2013(c)	$15.21	$0.05	$2.09	$2.14	—		—	—	—	$0.00	$17.35	14.1%	$3,336	0.63	%(d)	1.41	%(d)(e)	6%
2012	13.87	0.14	2.20	2.34	$(0.14)		$(0.86)	—	$(1.00)	0.00	15.21	17.0	1,192	0.92		1.42		3
2011	15.58	0.07	(0.08)	(0.01)	(0.05)		(1.65)	—	(1.70)	0.00	13.87	0.1	634	0.45		1.43		6
2010(f)	14.37	0.00 (b)	1.70	1.70	(0.03)		(0.46)	—	(0.49)	0.00	15.58	11.8	275	0.00	(d)(g)	1.43	(d)	14
Class A
2013(c)	$15.24	$0.04	$2.10	$2.14	—		—	—	—	$0.00	$17.38	14.0%	$562,340	0.46	%(d)	1.41	%(d)(e)	6%
2012	13.89	0.13	2.21	2.34	$(0.13)		$(0.86)	—	$(0.99)	0.00	15.24	17.0	494,048	0.85		1.42		3
2011	15.59	0.05	(0.05)	0.00 (b)	(0.05)		(1.65)	—	(1.70)	0.00	13.89	0.1	480,414	0.29		1.43		6
2010	12.58	0.01	3.46	3.47	(0.00	)(b)	(0.46)	—	(0.46)	0.00	15.59	27.6	607,818	0.05		1.43		14
2009	9.00	0.04	3.69	3.73	(0.04)		(0.11)	—	(0.15)	0.00	12.58	41.4	449,865	0.36		1.52		5
2008	16.78	0.04	(7.47)	(7.43)	(0.04)		(0.03)	$(0.28)	(0.35)	0.00	9.00	(44.2)	366,568	0.28		1.41		4
Class C
2013(c)	$13.37	$(0.02)	$1.85	$1.83	—		—	—	—	$0.00	$15.20	13.7%	$14,116	(0.21	)%(d)	2.16	%(d)(e)	6%
2012	12.30	0.02	1.95	1.97	$(0.04)		$(0.86)	—	$(0.90)	0.00	13.37	16.1	8,914	0.12		2.17		3
2011	14.07	(0.06)	(0.06)	(0.12)	—		(1.65)	—	(1.65)	0.00	12.30	(0.7)	7,789	(0.43)		2.18		6
2010	11.47	(0.09)	3.15	3.06	—		(0.46)	—	(0.46)	0.00	14.07	26.7	7,378	(0.70)		2.18		14
2009	8.25	(0.04)	3.37	3.33	—		(0.11)	—	(0.11)	0.00	11.47	40.4	6,314	(0.39)		2.27		5
2008	15.48	(0.06)	(6.86)	(6.92)	—		(0.03)	$(0.28)	(0.31)	0.00	8.25	(44.6)	5,686	(0.47)		2.16		4
Class I
2013(c)	$15.22	$0.06	$2.11	$2.17	—		—	—	—	$0.00	$17.39	14.3%	$78,491	0.76	%(d)	1.16	%(d)(e)	6%
2012	13.88	0.19	2.18	2.37	$(0.17)		$(0.86)	—	$(1.03)	0.00	15.22	17.2	20,926	1.25		1.17		3
2011	15.58	0.09	(0.05)	0.04	(0.09)		(1.65)	—	(1.74)	0.00	13.88	0.4	8,543	0.57		1.18		6
2010	12.56	0.04	3.48	3.52	(0.04)		(0.46)	—	(0.50)	0.00	15.58	28.0	8,035	0.31		1.18		14
2009	8.99	0.06	3.69	3.75	(0.07)		(0.11)	—	(0.18)	0.00	12.56	41.6	4,647	0.59		1.27		5
2008(h)	15.87	0.08	(6.57)	(6.49)	(0.08)		(0.03)	$(0.28)	(0.39)	0.00	8.99	(40.8)	3,528	0.66	(d)	1.16	(d)	4

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2013, unaudited.
(d)	Annualized.
(e)

The ratios do not include a reduction of advisory fee on unsupervised assets for the six months ended June 30, 2013. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.40% and 1.40% (Class AAA and Class A), 2.15% (Class C), and 1.15% (Class I), respectively.

(f)	From the commencement of offering Class AAA Shares on April 30, 2010 through December 31, 2010.
(g)	Amount represents less than 0.005%.
(h)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Value Fund Inc. was incorporated on July 20, 1989 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 17,591,611	—	$166,515	$17,758,126
Energy and Utilities	23,694,999	—	0	23,694,999
Equipment and Supplies	19,239,840	—	510	19,240,350
Other Industries (a)	531,616,171	—	—	531,616,171
Total Common Stocks	592,142,621	—	167,025	592,309,646
U.S. Government Obligations	—	$15,782,501	—	15,782,501
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$592,142,621	$15,782,501	$167,025	$608,092,147

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at June 30, 2013.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$4,344,013
Net long term capital gains	28,220,599

Total distributions paid	$32,564,612

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$302,567,303	$318,463,664	$(12,938,820)	$305,524,844

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2013, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $15,402.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receive an annual fee of $2,000 per year. The Chairman of the Nominating Committee and Proxy Voting Committee each receive an annual fee of $2,500. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $33,505,903 and $38,741,132, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $21,409 to G.research, Inc. (formerly Gabelli & Company, Inc.), an affiliate of the Adviser. Additionally, the Distributor retained a total of $18,386 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class B Shares were fully redeemed and closed on April 26, 2013.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2013 and year ended December 31, 2012 amounted to $1,829 and $1,511, respectively.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	160,560	$2,744,549	35,116	$526,378
Shares issued upon reinvestment of distributions	—	—	4,720	71,179
Shares redeemed	(46,649)	(808,913)	(7,173)	(107,776)

Net increase	113,911	$1,935,636	32,663	$489,781

Class A
Shares sold	1,823,982	$31,029,274	1,764,709	$26,711,110
Shares issued upon reinvestment of distributions	—	—	1,896,070	28,649,609
Shares redeemed	(1,896,125)	(32,265,745)	(5,822,119)	(87,920,056)

Net decrease	(72,143)	$(1,236,471)	(2,161,340)	$(32,559,337)

Class B*
Shares sold	—	—	2,675	$37,727
Shares issued upon reinvestment of distributions	—	—	673	8,921
Shares redeemed	(11,402)	$(1,221,000)	(44,078)	(578,222)

Net decrease	(11,402)	$(1,221,000)	(40,730)	$(531,574)

Class C
Shares sold	295,214	$4,391,941	114,405	$1,530,380
Shares issued upon reinvestment of distributions	—	—	34,866	462,331
Shares redeemed	(32,941)	(487,456)	(115,625)	(1,547,798)

Net increase	262,273	$3,904,485	33,646	$444,913

Class I
Shares sold	3,279,781	$56,857,574	990,796	$14,936,898
Shares issued upon reinvestment of distributions	—	—	79,120	1,194,715
Shares redeemed	(140,594)	(2,358,868)	(311,123)	(4,705,997)

Net increase	3,139,187	$54,498,706	758,793	$11,425,616

*	Class B Shares were fully redeemed and closed on April 26, 2013.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Value Fund Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 27, 2013, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. Nature, Extent, and Quality of Services.

The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2. Investment Performance of the Fund and Adviser.

The Independent Board Members considered investment performance for the Fund over various periods of time as compared with the performance of such Fund’s Lipper peer group, and concluded that the Adviser was delivering satisfactory performance results over the near and longer term (one year, three year, five year, and ten year periods) consistent with the long term investment strategies being pursued by the Fund. The Fund’s performance was above the peer median and average over the one year, three year, five year, and ten year periods.

3. Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s peer group category. They recognized that the management fees are at the higher end relative to peer firms and that the Fund’s total expense ratio is above the group average. The Independent Board Members also considered the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for non-fund clients.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund. With regard to the Adviser, that information was prorated (i) assuming the Fund was part of the Gabelli/GAMCO fund complex and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted

The Gabelli Value Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

5. Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

6. Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential “fall out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

Conclusions.

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)

Team Managed

Gabelli Dividend Growth Fund

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

FOCUSED VALUE

Gabelli Focus Five Fund

Seeks to invest its net assets in the equity securities of twenty-five to thirty-five companies with the remaining net assets invested in short term high grade investments or cash and cash equivalents. (Multiclass)

Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long term capital appreciation. (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $3 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)

Portfolio Manager: Caesar M. P. Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

SPECIALTY EQUITY

Gabelli Global Rising Income and Dividend Fund (Formerly GAMCO Vertumnus Fund)

Seeks to invest at least 80% of its net assets in dividend paying securities. The Fund will primarily invest in common stocks of foreign and domestic issuers. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products). The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli Gold Fund

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)

Portfolio Manager: Caesar M. P. Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load) (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers: Charles L. Minter Martin Weiner, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing.

Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

This page was intentionally left blank.

THE GABELLI VALUE FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Christopher J. Marangi joined G.research, Inc. in 2003 as a research analyst and currently leads the digital research sector team. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE FUND INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President, Secretary, and
Chief Executive Officer,	Acting Chief Compliance
GAMCO Investors, Inc.	Officer

Anthony J. Colavita	Agnes Mullady
President,	Treasurer
Anthony J. Colavita, P.C.
DISTRIBUTOR
Robert J. Morrissey	G.distributors, LLC
Partner,
Morrissey, Hawkins & Lynch	CUSTODIAN
The Bank of New York
Anthony R. Pustorino	Mellon
Certified Public Accountant,
Professor Emeritus,	TRANSFER AGENT AND
Pace University	DIVIDEND DISBURSING
AGENT
Werner J. Roeder, MD Medical Director, Lawrence Hospital	State Street Bank and Trust Company

LEGAL COUNSEL Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The Gabelli Value Fund Class AAA Shares 4 stars overall, 4 stars for the three and five year periods, and 3 stars for the ten year period ended June 30, 2013 among 1,381, 1,381, 1,254, and 774 Large Blend funds, respectively. Morningstar Rating TM is based on risk-adjusted returns.

GAB409Q213SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/6/13

*   Print the name and title of each signing officer under his or her signature.